SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE (Details)	3 Months Ended						6 Months Ended						12 Months Ended
	Jun. 30, 2024 COP ($)	Jun. 30, 2024 COP ($) CRC (₡)	Jun. 30, 2024 COP ($) PEN (S/)	Jun. 30, 2023 COP ($)	Jun. 30, 2023 COP ($) CRC (₡)	Jun. 30, 2023 COP ($) PEN (S/)	Jun. 30, 2024 COP ($)	Jun. 30, 2024 COP ($) CRC (₡)	Jun. 30, 2024 COP ($) PEN (S/)	Jun. 30, 2023 COP ($)	Jun. 30, 2023 COP ($) CRC (₡)	Jun. 30, 2023 COP ($) PEN (S/)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 COP ($) CRC (₡)	Dec. 31, 2023 COP ($) PEN (S/)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 COP ($) CRC (₡)	Dec. 31, 2022 COP ($) PEN (S/)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 CRC (₡)	Dec. 31, 2021 PEN (S/)	Jun. 30, 2024 CRC (₡)	Jun. 30, 2024 PEN (S/)	Dec. 31, 2023 CRC (₡)	Dec. 31, 2023 PEN (S/)	Jun. 30, 2023 CRC (₡)	Jun. 30, 2023 PEN (S/)	Dec. 31, 2022 CRC (₡)	Dec. 31, 2022 PEN (S/)
IfrsStatementLineItems [Line Items]
Sell exchange rate	4,148	4,148	4,148	4,191	4,191	4,191	4,148	4,148	4,148	4,191	4,191	4,191										530	3.84			549	3.64
Average foreign exchange rate	3,926	516	3.75	4,415	544	3.71	3,920	517	3.75	4,587	556	3.76
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sell exchange rate													3,822	3,822	3,822	4,810	4,810	4,810						527	3.713			602	3.820
Average foreign exchange rate													4,321	547	3.747	4,255	651	3.840	4,743	624	3.885